Short-term borrowings and long-term debt (Long-term Debt) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Long-term Finance Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.01%	0.12%
Long-term Finance Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Range Start | Long-term Finance Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Range End | Long-term Finance Lease Obligations
Debt Instrument [Line Items]
Debt maturity year	2049	2035
Bank Loan Obligations | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.37%	2.78%
Bank Loan Obligations | Range Start | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Bank Loan Obligations | Range End | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity year	2041	2041
Finance Receivables Securitization | Secured Debt
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.98%	2.47%
Finance Receivables Securitization | Range Start | Secured Debt
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Finance Receivables Securitization | Range End | Secured Debt
Debt Instrument [Line Items]
Debt maturity year	2034	2026
Consolidated Subsidiaries | Medium-term Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.05%	2.46%
Consolidated Subsidiaries | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.70%	2.12%
Consolidated Subsidiaries | Secured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	7.52%	7.78%
Consolidated Subsidiaries | Range Start | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Consolidated Subsidiaries | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Consolidated Subsidiaries | Range Start | Secured Notes
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Consolidated Subsidiaries | Range End | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity year	2048	2048
Consolidated Subsidiaries | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2031	2031
Consolidated Subsidiaries | Range End | Secured Notes
Debt Instrument [Line Items]
Debt maturity year	2023	2022
Parent Company | Unsecured Notes
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.85%	1.84%
Parent Company | Range Start | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2020	2019
Parent Company | Range End | Unsecured Notes
Debt Instrument [Line Items]
Debt maturity year	2037	2037